SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 576,509
2027	306,623
Total operating lease liabilities	883,132
Less: discount on operating lease liabilities	(49,147)
Present value of operating lease liabilities	833,985
Less: Current portion of operating lease liabilities	(554,905)	$ (556,756)
Non-current portion of operating lease liabilities	$ 279,080	$ 324,883